Accounts receivable, net - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 85,728		¥ 79,975
Less: credit loss provision	(9,684)		(15,717)	¥ (2,303)	¥ (2,296)
Accounts receivable, net	¥ 76,044	$ 10,418	¥ 64,258